Other current assets	12 Months Ended
Dec. 31, 2025
Other current assets.
Other current assets

22.Other current assets

(Euro thousands)	At December 31,
	2025	2024
Tax recoverable	5,781	7,444
Prepaid expenses	4,291	5,592
Advances and payments on account to vendors	3,721	4,261
Deposits of rental, utility and other	1,983	1,808
Other receivable of royalties	1,428	4,975
Other	5,464	5,032
Total other current assets	22,668	29,112